INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAX [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Significant components of the deferred tax assets of the Company and its subsidiaries are as follows:

	December 31,
	2013	2012
	$	$

Operating loss carry forwards	12,041	10,631
Reserves and allowances	691	689

Net deferred tax assets before valuation allowance	12,732	11,320
Valuation allowance	(6,619)	(10,287)

Net deferred tax assets	6,113	1,033

Deferred income taxes consist of the following:
Domestic	6,272	5,632
Valuation allowance	(159)	(4,599)
Net deferred tax assets	6,113	1,033

Foreign	5,769	4,999
Valuation allowance	(5,769)	(4,999)

	-	-

Schedule of Income (Loss) before Income Tax
Income (loss) before income tax consists of the following:

	Year ended December 31,
	2013	2012	2011
	$	$	$

Domestic	1,495	3,917	1,359
Foreign	(137)	(106)	(315)

	1,358	3,811	1,044

Schedule of Effective Income Tax Reconciliation

A reconciliation of theoretical tax expense, assuming all income is taxed at the statutory rate applicable to the income of companies in Israel, and the actual tax expense (benefit), is as follows:

	Year ended December 31,
	2013	2012	2011
	$	$	$
Income before income tax, as reported in the consolidated statements of operations	1,358	3,811	1,044
Statutory tax rate in Israel	25%	25%	24%

Theoretical tax expense	340	953	251
Carryforward losses for which a full valuation allowance was recorded and other differences for which deferred taxes were not created	(908)	(463)	(253)
Changes in valuation allowance	(3,668)	(1,442)	-
Changes in foreign currency exchange rate	(425)	-	-
Changes in tax rate	(334)	-	-
Others	(113)	(54)	27

Actual income tax expense (benefit)	(5,108)	(1,006)	25